Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 24,089	$ 18,972	$ 22,815	$ 9,433	$ 9,433	$ 76
Foreign currency translation gain/(loss)	(114)	6,961	1,215	16,526	13,676	9,742
Actuarial gain/(loss), net of tax	15	(165)	(40)	(191)	(294)	(385)
Ending balance	23,990	25,768	23,990	25,768	22,815	9,433
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	25,136	19,696	23,807	10,131	10,131	389
Foreign currency translation gain/(loss)	(114)	6,961	1,215	16,526	13,676	9,742
Ending balance	25,022	26,657	25,022	26,657	23,807	10,131
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,047)	(724)	(992)	(698)	(698)	(313)
Actuarial gain/(loss), net of tax	15	(165)	(40)	(191)	(294)	(385)
Ending balance	$ (1,032)	$ (889)	$ (1,032)	$ (889)	$ (992)	$ (698)